Liquidity And Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity And Working Capital [Line Items]
Net loss		$ (19,578)	$ (9,453)
Net cash used in operating activities		(4,777)	(3,373)
Accumulated deficit		(421,361)	(401,783)
Net working capital		3,800
Cash and cash equivalents, beginning of period		$ 1,627	$ 57
Subsequent Event [Member]
Liquidity And Working Capital [Line Items]
Payment to settle outstanding accounts and notes payable for litigation costs	$ 3,000
Proceeds from debt and equity securities and warrant and option exercises	$ 5,600